UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • March 29, 2018¤ (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE (a)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (b) (73.7%)
600	New York City Cultural Resources Trust, NY, The Pierpont Morgan Library Ser 2004	1.65%	04/05/18	02/01/34	$600,000
600	New York City Housing Development Corporation, NY, Multi Family Queenswood Apartments Ser 2001 A	1.52	04/05/18	04/01/31	600,000
550	New York City Industrial Development Agency, NY, New York Stock Exchange Ser 2003 B	1.62	04/05/18	05/01/33	550,000
600	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2013 Ser A Subser A-7	1.58	04/05/18	08/01/39	600,000
	New York State Dormitory Authority,
550	Blythedale Children’s Hospital Ser 2009	1.60	04/05/18	12/01/36	550,000
525	Catholic Health System Ser 2008	1.65	04/05/18	07/01/34	525,000
580	City University System Cons 5th Ser 2008 C	1.58	04/05/18	07/01/31	580,000
600	Columbia University Ser 2009 A	1.50	04/05/18	09/01/39	600,000
550	Cornell University Ser 2004 B	1.60	04/05/18	07/01/33	550,000
365	Highland Community Development Corporation Ser 1994 B	1.62	04/05/18	07/01/23	365,000
600	Mental Health Services Facilities Ser 2003 D-2E	1.61	04/05/18	02/15/31	600,000
485	St. John’s University Ser 2008 B-2	1.57	04/05/18	07/01/37	485,000
600	New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co. Ser 2005 Subser A-2	1.61	04/05/18	05/01/39	600,000
	New York State Housing Finance Agency,
600	10 Barclay Street 2004 Ser A	1.58	04/05/18	11/15/37	600,000
435	10 Liberty Street 2003 Ser A	1.52	04/05/18	05/01/35	435,000
400	625 West 57th Street Ser 2015 A-2	1.62	04/05/18	05/01/49	400,000
650	Navy Pier Court Housing Revenue Bonds, Ser 2014 A	1.60	04/05/18	05/01/48	650,000
600	North End 2004 Ser A	1.65	04/05/18	11/15/36	600,000
	Total Weekly Variable Rate Bonds (Cost $9,890,000)				9,890,000
	Daily Variable Rate Bonds (b) (12.6%)
595	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 (c)	1.76	04/02/18	11/01/19	595,000
450	New York State Mortgage Agency, Homeowner Mortgage Ser 132 (AMT)	1.75	04/02/18	04/01/37	450,000
650	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	1.77	04/02/18	11/01/32	650,000
	Total Daily Variable Rate Bonds (Cost $1,695,000)				1,695,000
	Closed-End Investment Company (b) (3.7%)
500	Nuveen New York Performance Plus Municipal Fund, Inc., VRDP Ser 1-890 (AMT) (c) (Cost $500,000)	1.52	04/05/18	03/01/40	500,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (2.3%)
300	New York State Power Authority, Ser 1 (Cost $300,000)	1.48%	1.48%	04/25/18	300,000
	Total Investments (Cost $12,385,000) (d)(e)			92.3%	12,385,000
	Other Assets in Excess of Liabilities			7.7	1,039,074
	Net Assets			100.0%	$13,424,074

AMT	Alternative Minimum Tax.
PUTTERs	Puttable Tax-Exempt Receipts.
VRDP	Variable Rate Demand Preferred.
¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Date on which the principal amount can be recovered through demand.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund engaged in any cross-trade transactions sales of $800,000, which resulted in no net realized gains.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley New York Municipal Money Market Trust

Summary of Investments • March 29, 2018¤ (unaudited)

PORTFOLIO COMPOSITION as of 03/29/18	Percentage of Total Investments
Weekly Variable Rate Bonds	79.9%
Daily Variable Rate Bonds	13.7
Closed-End Investment Company	4.0
Commercial Paper	2.4
100.0%

¤             March 29, 2018 represents the last business day of the Fund’s quarterly period.

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments • March 29, 2018 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$9,890,000	$—	$9,890,000
Daily Variable Rate Bonds	—	1,695,000	—	1,695,000
Closed-End Investment Company	—	500,000	—	500,000
Commercial Paper	—	300,000	—	300,000
Total Assets	$—	$12,385,000	$—	$12,385,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018